Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 07, 2012 PG&E Corporation [Member]	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Feb. 07, 2012 Pacific Gas And Electric Company [Member]
Document Type	10-K			10-K
Document Period End Date	Dec. 31, 2011			Dec. 31, 2011
Amendment Flag	false			false
Entity Filer Category	Large Accelerated Filer			Non-accelerated Filer
Entity Registrant Name	PG&E CORP			PACIFIC GAS & ELECTRIC Co
Entity Central Index Key	0001004980			0000075488
Current Fiscal Year End Date	--12-31			--12-31
Document Fiscal Year Focus	2011			2011
Entity Current Reporting Status	Yes			Yes
Document Fiscal Period Focus	FY			FY
Entity Well-known Seasoned Issuer	Yes			Yes
Entity Voluntary Filers	No			No
Entity Public Float		$ 16,876
Entity Common Stock, Shares Outstanding			412,899,635		264,374,809